UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011

Institutional Investment Manger Filing this Report:
				Name: 			Nuance Investments, LLC
				Address: 		One Ward Parkway
       							Suite 126
							Kansas City, MO 64112
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913) 647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			August 4, 2011

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 71
Form 13F Information TAble Value Total:  $141424 (in thousands)

FORM 13F INFORMATION TABLE
                                                                                             Voting Authority
                                                                                             --------------------------
                                                        Value  Shares/  Sh/   Put/    InvstmtOther
Name of Issuer                  Title of clCUSIP        (x$1000Prn Amt  Prn   Call    DscretnManagers       Sole     SharedNone
------------------------------  --------------------    --------------- ---   ----    -------------------   -------- --------------

3M Co                           COM        88579y101       5541    58423   SH         Sole                      58423
Accenture PLC Ireland Class A   COM        g1151c101        303     5020   SH         Sole                       5020
Air Prods & Chems Inc           COM        009158106        301     3150   SH         Sole                       3150
Applied Materials Inc           COM        038222105        429    32980   SH         Sole                      32980
Aspen Insurance Holdings Ltd    COM        g05384105        353    13700   SH         Sole                      13700
Becton Dickinson & Co           COM        075887109        304     3530   SH         Sole                       3530
Bemis Inc                       COM        081437105        584    17290   SH         Sole                      17290
Cabot Microelectronics Corp     COM        12709p103        291     6260   SH         Sole                       6260
Campbell Soup Co                COM        134429109        707    20460   SH         Sole                      20460
Capitol Federal Financial Inc   COM        14057j101       6914   587893   SH         Sole                     587893
Chubb Corp                      COM        171232101       6639   106045   SH         Sole                     106045
Cintas Corp                     COM        172908105        429    12980   SH         Sole                      12980
Clorox Co                       COM        189054109        536     7950   SH         Sole                       7950
Conagra Foods Inc               COM        205887102        288    11170   SH         Sole                      11170
Diebold Inc                     COM        253651103       4297   138564   SH         Sole                     138564
Empire District Electric Co     COM        291641108        291    15120   SH         Sole                      15120
Endurance Specialty Holdings L  COM        g30397106        403     9750   SH         Sole                       9750
EQT Corp                        COM        26884l109       1648    31381   SH         Sole                      31381
Exxon Mobil Corp                COM        30231g102       2384 29299.79   SH         Sole                   29299.79
General Mills Inc               COM        370334104       5217   140178   SH         Sole                     140178
Great Plains Energy Inc         COM        391164100      10796   520802   SH         Sole                     520802
Harris Corp                     COM        413875105        404     8970   SH         Sole                       8970
Hasbro Inc                      COM        418056107       1368    31130   SH         Sole                      31130
HCC Insurance Holdings Inc      COM        404132102        432    13720   SH         Sole                      13720
Heinz H J Co                    COM        423074103        691    12973   SH         Sole                      12973
Hudson City Bancorp             COM        443683107       2758   336779   SH         Sole                     336779
Illinois Tool Works Inc         COM        452308109        295     5220   SH         Sole                       5220
Imperial Oil Ltd                COM        453038408        706    15160   SH         Sole                      15160
Intel Corp                      COM        458140100       1724 77807.08   SH         Sole                   77807.08
Interline Brands Inc            COM        458743101        272    14780   SH         Sole                      14780
International Game Technology   COM        459902102        416    23670   SH         Sole                      23670
ITT Corp                        COM        450911102        251     4260   SH         Sole                       4260
Johnson & Johnson               COM        478160104      10764161822.44   SH         Sole                  161822.44
Kaydon Corp                     COM        486587108       6230   166940   SH         Sole                     166940
Kellogg Co                      COM        487836108       2614    47259   SH         Sole                      47259
Kimberly Clark Corp             COM        494368103       6360    95556   SH         Sole                      95556
Landauer Inc                    COM        51476k103        774    12565   SH         Sole                      12565
Lockheed Martin Corp            COM        539830109        300     3700   SH         Sole                       3700
Lowes Cos Inc                   COM        548661107       3674   157596   SH         Sole                     157596
Merck & Co Inc                  COM        58933y105       1783    50526   SH         Sole                      50526
MetLife Inc                     COM        59156r108        394     8990   SH         Sole                       8990
Molex Inc                       COM        608554101        877    34032   SH         Sole                      34032
Newell Rubbermaid Inc           COM        651229106        768    48650   SH         Sole                      48650
Northern Trust Corp             COM        665859104       6499   141398   SH         Sole                     141398
Northrop Grumman Corp           COM        666807102        306     4418   SH         Sole                       4418
Northwest Bancshares Inc MD     COM        667340103        489    38840   SH         Sole                      38840
Patterson Companies Inc         COM        703395103       2779    84489   SH         Sole                      84489
Peoples United Financial Inc    COM        712704105        432    32117   SH         Sole                      32117
PG&E Corp                       COM        69331c108        978    23280   SH         Sole                      23280
Platinum Underwriter Holdings   COM        g7127p100        409    12300   SH         Sole                      12300
ProAssurance Corp               COM        74267c106       2910    41570   SH         Sole                      41570
Procter & Gamble Co             COM        742718109       3989    62745   SH         Sole                      62745
Republic Services Inc           COM        760759100       6295   204058   SH         Sole                     204058
Rockwell Collins Inc            COM        774341101        847    13723   SH         Sole                      13723
Schwab Charles Corp             COM        808513105        357    21680   SH         Sole                      21680
Southwest Airlines Co           COM        844741108        424    37140   SH         Sole                      37140
Southwestern Energy Co          COM        845467109        419     9770   SH         Sole                       9770
Steris Corp                     COM        859152100       1162    33220   SH         Sole                      33220
Stryker Corp                    COM        863667101       2596    44230   SH         Sole                      44230
Synopsys Inc                    COM        871607107       2566    99802   SH         Sole                      99802
Sysco Corp                      COM        871829107       6156   197428   SH         Sole                     197428
Target Corp                     COM        87612e106        403     8590   SH         Sole                       8590
Texas Instruments Inc           COM        882508104       2540    77371   SH         Sole                      77371
Townebank Portsmouth VA         COM        89214p109        542    40490   SH         Sole                      40490
Ultra Petroleum Corp            COM        903914109       2759    60246   SH         Sole                      60246
US Ecology Inc                  COM        91732j102        383    22390   SH         Sole                      22390
Vulcan Materials Co             COM        929160109        431    11190   SH         Sole                      11190
Whirlpool Corp                  COM        963320106        406     4990   SH         Sole                       4990
Xilinx Inc                      COM        983919101        844    23140   SH         Sole                      23140
Koninklijke Philips Electronic             500472303        564    21970   SH         Sole                      21970
Smith & Nephew PLC Sp ADR                  83175m205        428     7910   SH         Sole                       7910